Investment Properties - Schedule of Fair Value of Investment Properties (Details) R$ in Thousands		12 Months Ended
		Jun. 30, 2025 BRL (R$) ha	Jun. 30, 2024 BRL (R$) ha
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		183,136	201,032
Fair value	[1]	R$ 3,615,837	R$ 2,841,656
Cost value		R$ 1,236,160	R$ 1,267,828
Jatobá Farm [Membe] | Bahia [Member] | Jaborandi Ltda [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		8,868	8,868
Date of acquisition		Mar-07
Fair value	[1]	R$ 340,104	R$ 281,173
Cost value		R$ 12,799	R$ 13,353
Alto Taquari Farm [Member] | Mato Grosso [Member] | Mogno Ltda. [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		1,373	1,380
Date of acquisition		Aug-07
Fair value	[1]	R$ 29,210	R$ 19,803
Cost value		R$ 3,161	R$ 17,680
Chaparral Farm [Member] | Bahia [Member] | Cajueiro Ltda [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		24,841	24,885
Date of acquisition		Nov-07
Fair value	[1]	R$ 804,701	R$ 507,024
Cost value		R$ 88,641	R$ 83,585
Nova Buriti Farm [Member] | Minas Gerais [Member] | Flamboyant Ltda [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		24,212	24,212
Date of acquisition		Dec-07
Fair value	[1]	R$ 70,498	R$ 39,596
Cost value		R$ 24,273	R$ 24,382
Preferência Farm [Member] | Bahia [Member] | Cajueiro Ltda [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha			17,799
Date of acquisition		Sep-08
Fair value	[1]		R$ 124,339
Cost value			R$ 34,459
São José Farm [Member] | Maranhão [Member] | Ceibo Ltda [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		17,566	17,566
Date of acquisition		Feb-17
Fair value	[1]	R$ 542,542	R$ 527,849
Cost value		R$ 120,103	R$ 117,835
Marangatu y Udra Farm [Member] | Boqueron Paraguay [Member] | Agropecuaria Moroti S/A [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		58,722	58,722
Date of acquisition		Feb-18
Fair value	[1]	R$ 487,987	R$ 330,572
Cost value		R$ 265,883	R$ 274,899
Arrojadinho Farm [Member] | Bahia [Member] | Agrifirma Bahia Ltda [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		16,644	16,642
Date of acquisition		Jan-20
Fair value	[1]	R$ 499,157	R$ 328,203
Cost value		R$ 177,176	R$ 154,627
Rio do Meio Farm [Member] | Bahia [Member] | Agrifirma Bahia Ltda [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		5,753	5,750
Date of acquisition		Jan-20
Fair value	[1]	R$ 199,813	R$ 156,689
Cost value		R$ 66,381	R$ 67,362
Serra Grande Farm [Member] | Piaui [Member] | Imobiliaria Cremaq [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		4,489	4,489
Date of acquisition		Apr-20
Fair value	[1]	R$ 88,390	R$ 76,428
Cost value		R$ 43,449	R$ 43,458
Acres del Sud [Member] | Bolivia [Member] | Acres del Sud [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		9,875	9,875
Date of acquisition		Feb-21
Fair value	[1]	R$ 198,133	R$ 151,418
Cost value		R$ 135,799	R$ 137,943
Panamby Farm [Member] | Mato Grosso [Member] | Mogno Ltda. [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		10,793	10,844
Date of acquisition		Sep-22
Fair value	[1]	R$ 355,302	R$ 298,562
Cost value		R$ 298,495	R$ 298,245

[1]	On June 30, 2025, the properties were appraised by an independent firm. The comparable sales value of investment properties is adjusted considering specific aspects of each property, with the price per hectare being the most relevant item of the assumptions. The fair value presented is considered level 3 in the fair value hierarchy and there were no reclassifications between levels during the year.